Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Parenthetical) (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	€ 11,456	€ 11,860
SWITZERLAND
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	10,700	11,200
AUSTRIA
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	500	500
SLOVENIA
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	100	100
PHILIPPINES
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	€ 200	€ 100